Loan Payables (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Sep. 30, 2021	Jun. 30, 2021
Loan Payables [Line Items]
Interest rate			10.26%	14.11%
Interest expense	$ 3,524	$ 4,899
Videojet [Member]
Loan Payables [Line Items]
Loan amount				$ 14,549
Spectrophotometer [Member]
Loan Payables [Line Items]
Loan amount			$ 39,218